OTHER SHORT-TERM LIABILITIES - EQUIPMENT LOAN	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
OTHER SHORT-TERM LIABILITIES - EQUIPMENT LOAN
OTHER SHORT-TERM LIABILITIES - EQUIPMENT LOAN

NOTE 7 – OTHER SHORT-TERM LIABILITIES – EQUIPMENT LOAN

On December 11, 2019, The Company entered into a short-term loan for equipment to use in its production. The terms of the loan were, $1,500,000 over 18 months with zero interest, which necessitated the calculation of an imputed discount of $109,627, which was being amortized over 18 months. During the year ended December 31, 2021, the Company amortized the remaining discount of $30,465 to interest expense.

The loan is secured by the equipment, and the lender recently agreed to repayments of $50,000 per month, interest free, which would take approximately thirty months to retire the loan, assuming no additional paydowns were made by supplying smokable products. As of September 30, 2022 and December 31, 2021, the principal balance of the loan was $0 and $1,482,681, respectively. On January 6, 2022 the first payment of $50,000 was made to Titan Agency Management. The Company was granted forbearance with respect to further loan payments until the Company’s planned IPO was funded.

On September 6, 2022, a settlement agreement and mutual release was signed by the Company and the Titan Agency Management providing for the full repayment of the outstanding loan balance with a cash payment of $250,000 and the issuance of 266,667 restricted shares of Hempacco common stock.

NOTE 7 – OTHER SHORT-TERM LIABILITIES – EQUIPMENT LOAN

On December 11, 2019, the Company entered into a short-term loan for equipment to use in its production.  The terms of the loan were, $1,500,000 over 18 months with zero interest, which necessitated the calculation of an imputed discount of $109,627, which was being amortized over 18 months.  During the year ended December 31, 2021, the Company amortized the remaining discount of $30,465 to interest expense. The balance on the note was $1,482,681 as of December 31, 2021, having been reduced by the application of $17,319 of accounts receivable due from, and with the agreement of, the lender.

The loan is secured by the equipment, and the lender recently agreed to repayments of $50,000 per month, interest free, which would take approximately thirty months to retire the loan, assuming no additional paydowns were made by supplying smokable products. As of December 31, 2021 and 2020, the principle balance of the loan was $1,482,681 and $1,500,000, respectively.

As of December 31, 2020, a balance of $30,465 of unamortized loan discount was deducted from the loan balance.

Please refer to Note 14 for additional information.